Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Change in Accounting Estimate
The following table presents the effect of aggregate net EAC adjustments:

	Year Ended December 31
$ in millions, except per share data	2019	2018	2017
Revenue	$538	$631	$374
Operating income	480	577	360
Net earnings(1)	379	456	234
Diluted earnings per share(1)	2.23	2.61	1.33
(1)
Based on a 21% federal statutory tax rate for the years ended December 31, 2019 and 2018 and a 35% federal statutory tax rate for the year ended December 31, 2017.

Contract with Customer, Asset and Liability
Net contract assets are as follows:

$ in millions	December 31, 2019	December 31, 2018	$ Change	% Change
Unbilled receivables, net	$5,334	$5,026	$308	6%
Advance payments and amounts in excess of costs incurred	(2,237)	(1,917)	(320)	17%
Net contract assets	$3,097	$3,109	$(12)	—%

Property, Plant and Equipment	Major classes of property, plant and equipment and their useful lives are as follows:

		December 31
Useful life in years, $ in millions	Useful Life	2019	2018
Land and land improvements	Up to 40(1)	$619	$636
Buildings and improvements	Up to 45	2,575	2,139
Machinery and other equipment	Up to 20	6,997	6,618
Capitalized software costs	3-5	606	603
Leasehold improvements	Length of Lease(2)	1,965	1,745
Property, plant and equipment, at cost		12,762	11,741
Accumulated depreciation		(5,850)	(5,369)
Property, plant and equipment, net		$6,912	$6,372

(1)	Land is not a depreciable asset.
(2)
Leasehold improvements are depreciated over the shorter of the useful life of the asset or the length of the lease.

Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss are as follows:

	December 31
$ in millions	2019	2018
Unamortized prior service credit, net of tax expense of $17 for 2019 and $32 for 2018	$51	$98
Cumulative translation adjustment	(147)	(144)
Other, net	(1)	(6)
Total accumulated other comprehensive loss	$(97)	$(52)